Financial information by segment, Reconciliation of segment Adjusted EBITDA (Details) - USD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2021	Mar. 31, 2020
Financial information by segment [Abstract]
Profit/(Loss) attributable to the Company	$ 19,172	$ 40,511
Profit attributable to non-controlling interests	8,108	2,246
Profit (loss) from discontinued operations	(480)	0
Income tax	14,487	(10,147)
Share of (profits)/losses of associates	(960)	668
Financial expense, net	81,247	100,534
Depreciation, amortization, and impairment charges	83,541	109,619
Total segment Adjusted EBITDA	(166,772)	(162,409)
Reconciling Item [Member]
Financial information by segment [Abstract]
Profit/(Loss) attributable to the Company	(19,172)	(40,511)
Profit attributable to non-controlling interests	8,108	2,246
Profit (loss) from discontinued operations	(480)	0
Income tax	14,487	(10,147)
Share of (profits)/losses of associates	(960)	668
Financial expense, net	81,247	100,534
Depreciation, amortization, and impairment charges	83,541	109,619
Total segment Adjusted EBITDA	$ 166,772	$ 162,409